SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 345,523	$ 226,907	$ 966,515	$ 622,667	$ 830,519	$ 1,202,890
Membership [Member]
Disaggregation of Revenue [Line Items]
Revenue				12,583	12,293	751,452
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue				184	465	2,198
Food and Beverage [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 345,523	$ 226,907	$ 966,515	$ 609,900	$ 817,761	$ 449,240